Debt including Capital Lease Obligations - 4.25% Convertible Senior Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest Expense, Debt [Abstract]
Amortization of discount on the debt component	$ 10,968,000		$ 9,715,000		$ 8,606,000
4.25% Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.25%		4.25%		4.25%
Debt to equity conversion rate	0.0445524
Conversion price (in usd per share)	$ 22.45		$ 22.45		$ 22.45
Principal amount of debt component	200,000,000	[1]	200,000,000	[1]
Unamortized discount	(35,950,000)		(46,918,000)
Net carrying amount of debt component	164,050,000		153,082,000
Equity component	84,904,000		84,904,000
Issuance costs and income taxes	(3,210,000)		(3,210,000)
Equity component, net of issuance costs and income taxes	81,694,000		81,694,000
Interest Expense, Debt [Abstract]
4.25% coupon interest	8,500,000		8,500,000		8,500,000
Amortization of deferred financing fees	469,000		469,000		469,000
Amortization of discount on the debt component	10,968,000		9,715,000		8,606,000
Interest expense related to convertible notes	19,937,000		18,684,000		17,575,000
4.25% Convertible Senior Notes due 2016 | 4.25% Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.25%
Face amount of debt instrument	$ 200,000,000
Conversion price (in usd per share)	$ 22.45
Effective interest rate	12.50%

[1]	As of December 31, 2013 and 2012, the Convertible Notes' “if-converted” value did not exceed their principal amount because the company's common stock price was below the conversion price of the Convertible Notes.